Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands		Total	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjustment Accumulated Deficit	Redeemable Convertible Preferred Stock	Common Stock
Balance at Jan. 31, 2018		$ (231,713)	$ 10,463	$ (11)	$ (242,165)			$ 290,316	$ 0
Balance (in Shares) at Jan. 31, 2018								118,428,814	2,436,734
Vesting of early exercised stock options		4	4
Stock-based compensation		1,706	1,706
Net income (loss)		(108,087)			(108,087)
Other comprehensive income		(106)		(106)
Issuance of common stock upon release of restricted stock units (Shares)									797,280
Issuance of common stock upon exercise of vested stock options		$ 1,367	1,366						$ 1
Issuance of common stock upon exercise of vested stock options (Shares)		3,853,935							3,794,964
Issuance of redeemable convertible preferred stock and common warrants, net of issuance costs (in shares)								39,519,739
Issuance of redeemable convertible preferred stock and common warrants, net of issuance costs								$ 215,169
Issuance of common stock warrants in connection with Series H-1 redeemable convertible preferred stock		$ 1,454	1,454
Accretion of beneficial conversion feature in connection with Series H-1 redeemable preferred stock		0
Issuance of common stock related to early exercise of stock options (Shares)									58,971
Balance at Jan. 31, 2019		(335,375)	14,993	(117)	(350,252)			$ 505,485	$ 1
Balance (in Shares) at Jan. 31, 2019								157,948,553	7,087,949
Vesting of early exercised stock options		15	15
Stock-based compensation		2,937	2,937
Net income (loss)		(134,327)			(134,327)
Other comprehensive income		154		154
Issuance of common stock upon exercise of vested stock options		$ 2,201	2,201
Issuance of common stock upon exercise of vested stock options (Shares)		4,830,469							4,795,588
Issuance of redeemable convertible preferred stock and common warrants, net of issuance costs (in shares)								2,634,650
Issuance of redeemable convertible preferred stock and common warrants, net of issuance costs		$ 185	185					$ 14,756
Accretion of beneficial conversion feature in connection with Series H-1 redeemable preferred stock		0
Issuance of common stock related to early exercise of stock options (Shares)									34,881
Balance at Jan. 31, 2020		(462,021)	20,331	37	(482,390)	$ 2,189	$ 2,189	$ 520,241	$ 1
Balance (in Shares) at Jan. 31, 2020	[1]							160,583,203	11,918,418
Vesting of early exercised stock options		10	10
Stock-based compensation		910	910
Net income (loss)		(30,098)			(30,098)
Other comprehensive income		(56)		(56)
Issuance of common stock upon exercise of vested stock options		436	436
Issuance of common stock upon exercise of vested stock options (Shares)	[1]								1,071,203
Balance at Apr. 30, 2020		(490,819)	21,687	(19)	(512,488)			$ 520,241	$ 1
Balance (in Shares) at Apr. 30, 2020	[1]							160,583,203	12,989,621
Balance at Jan. 31, 2020		(462,021)	20,331	37	(482,390)	2,189	2,189	$ 520,241	$ 1
Balance (in Shares) at Jan. 31, 2020	[1]							160,583,203	11,918,418
Net income (loss)		(65,385)
Accretion of beneficial conversion feature in connection with Series H-1 redeemable preferred stock		(58,625)
Balance at Jul. 31, 2020		(492,361)	55,363	50	(547,775)			$ 612,674	$ 1
Balance (in Shares) at Jul. 31, 2020	[1]							182,366,537	14,579,702
Balance at Jan. 31, 2020		(462,021)	20,331	37	(482,390)	$ 2,189	$ 2,189	$ 520,241	$ 1
Balance (in Shares) at Jan. 31, 2020	[1]							160,583,203	11,918,418
Vesting of early exercised stock options		268	268
Stock-based compensation		4,947	4,947
Net income (loss)		(197,024)			(197,024)
Other comprehensive income		118		118
Issuance of common stock upon exercise of vested stock options		$ 5,644	5,643						$ 1
Issuance of common stock upon exercise of vested stock options (Shares)		11,042,592							10,363,603
Issuance of redeemable convertible preferred stock and common warrants, net of issuance costs (in shares)								22,351,054
Issuance of redeemable convertible preferred stock and common warrants, net of issuance costs								$ 95,456
Issuance of common stock warrants in connection with Series H-1 redeemable convertible preferred stock		$ 31,547	31,547
Beneficial conversion feature in connection with Series H-1 redeemable preferred stock		60,377	60,377					(60,377)
Accretion of beneficial conversion feature in connection with Series H-1 redeemable preferred stock		(60,377)	(60,377)					60,377
Issuance of common stock related to early exercise of stock options (Shares)									679,011
Balance at Jan. 31, 2021		(616,521)	62,736	155	(679,414)			$ 615,697	$ 2
Balance (in Shares) at Jan. 31, 2021	[1]							182,934,257	22,961,032
Balance at Apr. 30, 2020		(490,819)	21,687	(19)	(512,488)			$ 520,241	$ 1
Balance (in Shares) at Apr. 30, 2020	[1]							160,583,203	12,989,621
Vesting of early exercised stock options		1	1
Stock-based compensation		1,190	1,190
Net income (loss)		(35,287)			(35,287)
Other comprehensive income		69		69
Issuance of common stock upon exercise of vested stock options		1,095	1,095
Issuance of common stock upon exercise of vested stock options (Shares)	[1]								1,523,641
Issuance of redeemable convertible preferred stock and common warrants, net of issuance costs (in shares)	[1]							21,783,334
Issuance of redeemable convertible preferred stock and common warrants, net of issuance costs								$ 92,433
Issuance of common stock warrants in connection with Series H-1 redeemable convertible preferred stock		31,390	31,390
Beneficial conversion feature in connection with Series H-1 redeemable preferred stock		58,625	58,625					(58,625)
Accretion of beneficial conversion feature in connection with Series H-1 redeemable preferred stock		(58,625)	(58,625)					58,625
Issuance of common stock related to early exercise of stock options (Shares)	[1]								66,440
Balance at Jul. 31, 2020		(492,361)	55,363	50	(547,775)			$ 612,674	$ 1
Balance (in Shares) at Jul. 31, 2020	[1]							182,366,537	14,579,702
Balance at Jan. 31, 2021		(616,521)	62,736	155	(679,414)			$ 615,697	$ 2
Balance (in Shares) at Jan. 31, 2021	[1]							182,934,257	22,961,032
Conversion of redeemable convertible preferred stock into common stock in connection with the reverse recapitalization, including impact of Series H-1 paid in kind dividend (Shares)	[1]							(182,934,257)	194,060,336
Conversion of redeemable convertible preferred stock into common stock in connection with the reverse recapitalization, including impact of Series H-1 paid in kind dividend		615,697	615,677					$ (615,697)	$ 20
Reclassification of Legacy ChargePoint preferred stock warrant liability upon the reverse recapitalization		66,606	66,606
Issuance of common stock upon the reverse recapitalization, net of issuance costs (Shares)	[1]								60,746,989
Issuance of common stock upon the reverse recapitalization, net of issuance costs		200,466	200,460						$ 6
Issuance of common stock upon exercise of warrants (Shares)	[1]								9,766,774
Issuance of common stock upon exercise of warrants		225,376	225,375						$ 1
Contingent earnout liability recognized upon the closing of the reverse recapitalization		(828,180)	(828,180)
Issuance of earnout shares upon triggering events, net of tax withholding (Shares)	[1]								17,539,657
Issuance of earnout shares upon triggering events, net of tax withholding		488,305	488,303						$ 2
Reclassification of remaining contingent earnout liability upon triggering event		242,640	242,640
Repurchase of early exercised common stock (Shares)	[1]								(1,588)
Vesting of early exercised stock options		78	78
Stock-based compensation		7,577	7,577
Net income (loss)		82,289			82,289
Other comprehensive income		7		7
Balance at Apr. 30, 2021		484,340	1,081,272	162	(597,125)				$ 31
Balance (in Shares) at Apr. 30, 2021	[1]								305,073,200
Balance at Jan. 31, 2021		(616,521)	62,736	155	(679,414)			$ 615,697	$ 2
Balance (in Shares) at Jan. 31, 2021	[1]							182,934,257	22,961,032
Reclassification of Legacy ChargePoint preferred stock warrant liability upon the reverse recapitalization		66,606
Contingent earnout liability recognized upon the closing of the reverse recapitalization		(828,180)
Reclassification of remaining contingent earnout liability upon triggering event		242,640
Net income (loss)		$ (2,649)
Issuance of common stock upon exercise of vested stock options (Shares)		3,292,219
Balance at Jul. 31, 2021		$ 535,012	1,216,893	150	(682,063)				$ 32
Balance (in Shares) at Jul. 31, 2021	[1]								322,170,484
Balance at Apr. 30, 2021		484,340	1,081,272	162	(597,125)				$ 31
Balance (in Shares) at Apr. 30, 2021	[1]								305,073,200
Issuance of common stock upon exercise of warrants (Shares)	[1]								4,378,568
Issuance of common stock upon exercise of warrants		113,608	113,608						$ 0
Issuance of earnout shares upon triggering events, net of tax withholding (Shares)	[1]								8,773,596
Issuance of earnout shares upon triggering events, net of tax withholding		(8,080)	(8,081)						$ 1
Vesting of early exercised stock options		40	40
Stock-based compensation		28,293	28,293
Net income (loss)		(84,938)			(84,938)
Other comprehensive income		(12)		(12)
Issuance of common stock upon release of restricted stock units (Shares)	[1]								652,901
Issuance of common stock upon exercise of vested stock options		1,761	1,761
Issuance of common stock upon exercise of vested stock options (Shares)	[1]								3,292,219
Balance at Jul. 31, 2021		$ 535,012	$ 1,216,893	$ 150	$ (682,063)				$ 32
Balance (in Shares) at Jul. 31, 2021	[1]								322,170,484

[1]	The shares of the Company’s common and redeemable convertible preferred stock, prior to the Merger (as defined in Note 1) have been retroactively restated to reflect the exchange ratio of approximately 0.9966 established in the Merger as described in Note 3.